Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

March 6, 2011

FILED VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale International Trade Fixed Income Fund File No.: 811-22552 (the “Fund”)

Dear Sir or Madam:

Transmitted herewith is Amendment No. 1 to the Registration Statement, under the Investment Company Act of 1940, as amended, for the Fund.

This amendment primarily reflects revisions (i) in response to the written comments provided by Mr. Jim O’Connor (which are described more fully in a separate response letter) and (ii) to update certain other relevant disclosure.

If you have any questions regarding the foregoing or the registration statement itself, please do not hesitate to contact me at 212-880-9892.

Respectfully yours,

/s/ Darren J. Edelstein
      Darren J. Edelstein

cc:	Kurt Hawkesworth, Esq.
Robert S. Schneider. Esq.